1. NATURE OF OPERATIONS	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

Mobiquity Technologies, Inc., a New York corporation (the “Company”), operates a national location-based mobile advertising network comprised of a consumer-focused proximity network. The Company’s integrated suite of proprietary location based mobile advertising technologies allows clients to execute more personalized and contextually relevant experiences, driving brand awareness and incremental revenue. The Company has currently installed its location-based mobile advertising solutions in approximately 180 locations as of October 2014 and is currently expanding to 240 retail destinations across the U.S. to create "smart malls" using Bluetooth-enabled iBeacon compatible technology. The Company plans to expand outside the malls with additional synergistic venues that will allow for cross marketing opportunities in such venues as stadiums, arenas, additional college campuses, airports and retail chains.

The Company operates through its wholly-owned subsidiaries, Ace Marketing & Promotions, Inc. (“Ace Marketing”) and Mobiquity Networks, Inc. (“Mobiquity Networks”). Mobiquity Networks operates an office in Spain, which operates under a wholly-owned Spanish subsidiary. Ace Marketing is the Company’s legacy marketing and promotions business which provides integrated marketing services to commercial customers. While Ace Marketing currently represents substantially all of the Company’s revenue, the Company anticipates that activity from Ace Marketing will represent a diminishing portion of corporate revenue as the Company is presently focused principally on developing and executing on opportunities in its Mobiquity Networks business.

As used herein, the term “Common Stock” means the Company’s common stock, par value $0.0001 per share.